ACQUISITION OF M2M BUSINESS OF SAGEMCOM (Details)	12 Months Ended			5 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 M2M business of Sagemcom USD ($)	Dec. 31, 2012 M2M business of Sagemcom EUR (€)	Dec. 31, 2012 M2M business of Sagemcom Patents USD ($)	Dec. 31, 2012 M2M business of Sagemcom Patents EUR (€)	Dec. 31, 2012 M2M business of Sagemcom Customer relationships USD ($)	Dec. 31, 2012 M2M business of Sagemcom Customer relationships EUR (€)	Dec. 31, 2012 M2M business of Sagemcom Customer relationships Minimum	Dec. 31, 2012 M2M business of Sagemcom Customer relationships Maximum	Dec. 31, 2012 M2M business of Sagemcom Backlog USD ($)	Dec. 31, 2012 M2M business of Sagemcom Backlog EUR (€)	Dec. 31, 2012 M2M business of Sagemcom Backlog Minimum	Dec. 31, 2012 M2M business of Sagemcom Backlog Maximum	Dec. 31, 2012 M2M business of Sagemcom In-process research and development USD ($)	Dec. 31, 2012 M2M business of Sagemcom In-process research and development EUR (€)
ACQUISITION
Cash consideration				$ 55,200,000	€ 44,900,000
Liabilities assumed				4,800,000	3,900,000
Assets acquired
Inventory				967,000	786,000
Machinery and equipment				1,788,000	1,454,000
Identifiable intangible assets				26,160,000	21,272,000
Goodwill				31,107,000	25,295,000
Total				60,022,000	48,807,000
Liabilities assumed
Accrued liabilities				2,999,000	2,439,000
Long-term obligations				1,805,000	1,468,000
Fair value of net assets acquired				55,218,000	44,900,000
Purchased identifiable intangible assets
Estimated useful life						8 years	8 years			8 years	13 years			1 year	2 years	5 years	5 years
Intangible assets acquired	26,160,000		21,272,000			6,468,000	5,259,000	17,078,000	13,887,000			1,699,000	1,382,000			915,000	744,000
Amounts of revenue and net earnings included in consolidated statements of operations from the acquisition date
Revenue				20,133,000
Net earnings				1,358,000
Pro Forma information
Revenue	423,653,000	385,049,000
Loss from operations	(21,462,000)	(48,406,000)
Net loss	$ (3,458,000)	$ (44,806,000)
Basic loss per share (in dollars per share)	$ (0.11)	$ (1.43)
Diluted loss per share (in dollars per share)	$ (0.11)	$ (1.43)